Other Income, Net	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Other Income, Net	OTHER INCOME, NET

($ millions)	2022	2021
Non-service component of net periodic benefit cost	92	45
Equity component of AFUDC	78	77
Interest income	11	5
(Loss) gain on derivatives, net	(17)	30
(Loss) gain on retirement investments, net	(18)	4
Other	19	12
	165	173